Investments accounted for using equity method - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of associates [line items]
Current assets	$ 12,356,103		$ 11,762,346		$ 440,032
Non-current assets	22,724,711		22,543,541		809,285
Current liabilities	(5,725,631)		(5,018,861)		(203,904)
Non-current liabilities	(8,639,344)		(9,756,441)		$ (307,669)
Carrying amount	3,271,677		3,392,910
Revenue	23,011,381	$ 819,493	20,337,881	$ 18,480,027
Other comprehensive (loss) income, net of income tax	115,308	4,107	(127,266)	(32,829)
Total comprehensive income for the year, net of income tax	2,494,286	$ 88,828	2,381,308	1,292,995
Unimos Shanghai [member]
Disclosure of associates [line items]
Current assets	2,438,725		3,042,377
Non-current assets	3,905,089		3,499,819
Current liabilities	(618,949)		(459,502)
Non-current liabilities	(248,583)		(448,929)
Total net assets	5,476,282		5,633,765
Share in associate's net assets	2,465,651		2,536,558
Depreciable assets	533,139		584,441
Goodwill	22,118		22,118
Carrying amount	3,020,908		3,143,117
Revenue	1,739,880		1,584,648	1,334,196
Profit (loss) for the year from continuing operations	(246,220)		(352,008)	(629,303)
Other comprehensive (loss) income, net of income tax	0
Total comprehensive income for the year, net of income tax	(246,220)		(352,008)	(629,303)
Dividends received from the associate	0
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Carrying amount	250,769		249,793
Profit (loss) for the year from continuing operations	14,833		63,838	41,933
Other comprehensive (loss) income, net of income tax	23,143		5,732	(2,687)
Total comprehensive income for the year, net of income tax	$ 37,976		$ 69,570	$ 39,246